Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0001009759
Registrant Name	Capstone Green Energy Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES